Fees Summary	Mar. 06, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 598,392,000.00
Previously Paid Amount	0.00
Total Fee Amount	82,637.94
Total Offset Amount	0.00
Net Fee	$ 82,637.94
Narrative - Max Aggregate Offering Amount | shares	598,392,000
Final Prospectus	true